Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(10)	Income Taxes

The components of the net deferred tax asset are as follows:

	In Thousands
	2014	2013
Deferred tax asset:
Federal	$9,818	11,638
State	1,556	1,928

	11,374	13,566

Deferred tax liability:
Federal	(1,829)	(1,768)
State	(374)	(361)

	(2,203)	(2,129)

Net deferred tax asset	$9,171	11,437

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2014	2013
Financial statement allowance for loan losses in excess of tax allowance	$8,191	8,330
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,723)	(1,650)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,010	908
Writedown of other real estate not deductible for income tax purposes until sold	1,024	1,586
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	421	2,666
Miscellaneous	728	77

	$9,171	11,437

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2014
Current	$10,201	1,475	11,676
Deferred	526	108	634

Total	$10,727	1,583	12,310

2013
Current	$7,193	1,045	8,238
Deferred	898	170	1,068

Total	$8,091	1,215	9,306

2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

A reconciliation of actual income tax expense of $12,310,000, $9,306,000 and $7,515,000 for the years ended December 31, 2014, 2013 and 2012, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2014	2013	2012
Computed “expected” tax expense	$11,250	8,559	6,686
State income taxes, net of Federal income tax benefit	1,029	937	780
Tax exempt interest, net of interest expense exclusion	(244)	(234)	(203)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	290	204	206
Earnings on cash surrender value of life insurance	(128)	(25)	(82)
Expenses not deductible for tax purposes	37	35	26
Stock based compensation expense	14	11	10
Other	62	(181)	92

	$12,310	9,306	7,515

Total income tax expense for 2014, 2013 and 2012, includes $209,000, $30,000 and $100,000 of expense related to the realized gain and loss, respectively, on sale of securities.

As of December 31, 2014, 2013 and 2012 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2014.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2014, were approximately $11.4 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2010. The Company’s Federal tax returns have been audited through December 31, 2004 with no changes.